SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details Textual) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Of Stock Based Compensation Cost		$ 0.3		$ 1.1	$ 0.8
Stock Option Shares Outstanding	3,367,129	1,907,877	2,693,237	1,857,877	278,750
Class of Warrant or Right, Outstanding	7,202,216	10,162,726	7,202,216	11,084,426	12,373,156
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life			2 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life			5 years
Lab Equipment [Member]
Property, Plant and Equipment, Useful Life			2 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			5 years
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	847,000	1,847,000	847,000	2,847,000	0